Subsequent events - Bond issue (Details) - Borrowings, issuance [member] € in Millions, £ in Millions	Jan. 15, 2019 GBP (£)	Jan. 15, 2019 EUR (€)
Bonds maturing January 2022 [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		€ 650
Interest rate (as a percent)	0.50%	0.50%
Bonds maturing July 2024 [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		€ 1,250
Interest rate (as a percent)	1.125%	1.125%
Bonds maturing January 2029 [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		€ 1,250
Interest rate (as a percent)	2.00%	2.00%
Bonds maturing January 2032 [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | £	£ 750
Interest rate (as a percent)	3.25%	3.25%